EARNINGS (LOSS) PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Weighted average number of common shares outstanding (in shares)	97,897,034	97,975,703
Dilutive effect of RSUs (in shares)	146,863	0
Dilutive effect of stock option conversion (in shares)	96,291	0
Diluted weighted average number of common shares outstanding (in shares)	98,140,188	97,975,703